UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-04787

_Franklin New York Tax-Free Trust

(Exact name of registrant as specified in charter)

_One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _9/30

Date of reporting period: 3/31/17

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON INVESTMENTS

**Semiannual Report and Shareholder Letter**

March 31, 2017

# Franklin New York Intermediate-Term Tax-Free Income Fund

A SERIES OF FRANKLIN NEW YORK TAX-FREE TRUST

**Sign up for electronic delivery at franklintempleton.com/edelivery**

Contents

Semiannual Report
Franklin New York Intermediate-Term Tax-Free
Income Fund	3
Performance Summary	7
Your Fund's Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	19
Notes to Financial Statements	22
Shareholder Information	29

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin New York Intermediate-Term Tax-Free Income Fund

This semiannual report for Franklin New York Intermediate-Term Tax-Free Income Fund covers the period ended March 31, 2017.

Your Fund’s Goal and Main Investments

The Fund seeks to provide as high a level of income exempt from federal, New York State and New York City personal income taxes as is consistent with prudent investment management and preservation of shareholders’ capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes and New York State personal income taxes.1 As a non-fundamental policy, the Fund also normally invests at least 80% of its total assets in securities that pay interest free from the personal income taxes of New York City.1 The Fund maintains a dollar-weighted average portfolio maturity (the time at which the debt must be repaid) of three to 10 years, and only buys securities rated, at the time of purchase, in one of the top four ratings categories by one or more U.S. nationally recognized rating services (or comparable unrated or short-term rated securities).

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.94 on September 30, 2016, to $11.52 on March 31, 2017. The Fund’s Class A shares paid dividends totaling 14.57 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 2.55% based on an annualization of March’s 2.51 cent per share dividend and the maximum offering price of $11.79 on March 31, 2017. An investor in the 2017 maximum combined effective federal and New York State and City personal income tax bracket of 51.07% (including 3.8% Medicare tax) would need to earn a distribution rate of 5.21% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary.

Credit Quality Composition*
3/31/17
% of Total
Ratings	Investments
AAA	18.08%
AA	61.65%
A	13.07%
Refunded	7.20%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs), such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

State Update

Over the six months under review, New York’s robust and well-diversified economy continued to progress amid an improved housing market and favorable labor market conditions. Consumer confidence in the economy and low mortgage rates helped the state’s real estate market reach record sales levels in November 2016. Additionally, New York boasts a significant presence of corporate headquarters and attracts a highly educated and global workforce, which supported job growth during the period. New York’s unemployment rate declined from 4.9% in September 2016 to 4.3% at period-end, slightly below the national average of 4.5%.3

1. For investors subject to alternative minimum tax, a small portion of the Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of all distributions to shareholders for the period shown and includes only estimated tax-basis net investment income. All fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Bureau of Labor Statistics.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 13.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

The combination of budget reforms and spending restraint has measurably improved New York’s financial position. Deficits in New York’s general fund, which receives the majority of state taxes and income, were eliminated and turned into operation surpluses used to bolster reserves. The state’s fiscal year 2017 budget proposal limited overall expenditures growth and emphasized structural balance through controlled spending. The proposed budget included investments in health care and Medicaid reform, education and environmental initiatives. Additionally, school aid continued to represent the largest state-supported program. The state has received substantial financial settlements from banks and insurers and has used these funds to support economic development and bolster infrastructure. The remaining windfall from monetary settlements with financial institutions has been set aside primarily for one-time investments and reserves.

New York’s net tax-supported debt was moderately high at 5.4% of personal income and $3,021 per capita, compared with the 2.5% and $1,025 national medians, respectively.4 During the period under review, independent credit rating agency Moody’s Investors Service affirmed its rating of New York’s general obligation debt at Aa1 with a stable outlook.5 Moody’s rating reflected its view of the state’s adequate liquidity, well-funded pension system, growth of formal and informal reserves, and continued control of spending growth. According to Moody’s, these strengths are counterbalanced by revenue volatility stemming from New York’s dependence on the financial services sector and restricted usage of rainy day reserves. Nevertheless, the credit rating agency expects New York to build on its improvements in fiscal management and close its budget gaps.

Municipal Bond Market Overview

The municipal bond market outperformed the U.S. Treasury market, but underperformed U.S. stock markets during the 6-month period ended March 31, 2017. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, had a -2.10% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, had a -3.19% total return.6 U.S. equities, as represented by the Standard & Poor’s® 500 Index, outperformed both municipals and U.S. Treasuries with a +10.12% total return for the reporting period.6

Distributions*
10/1/16–3/31/17
	Distributions per Share (cents)
			Advisor
Month	Class A	Class C	Class
October	2.38	1.82	2.48
November	2.38	1.82	2.48
December	2.38	1.83	2.47
January	2.46	1.91	2.55
February	2.46	1.91	2.55
March	2.51	1.98	2.60
Total	14.57	11.27	15.13

*The distribution amount is the sum of all distributions to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.

Donald Trump’s U.S. presidential victory in November shocked financial markets and pushed U.S. equities to all-time highs on the promise of lower taxes, de-regulation, and significant infrastructure spending. These same factors stoked fears among bond investors of inflation and higher interest rates. As a result, both the municipal bond market and U.S. Treasury market sold off sharply immediately following the election. Fixed income markets quickly stabilized, however, and generated positive returns from December through the end of the reporting period.

The election also resulted in Republican control of both the White House and Congress, marking the first time in six years that one party has controlled both the Executive and Legislative branches. Many forecasters believe that the Trump presidency could usher in a new era of higher growth for the U.S. economy. As of period-end, however, there are still more questions than answers about the new administration’s ability to implement its agenda, and the timing of any related legislation.

Fears of rising interest rates immediately following the election sparked a sell-off in long duration fixed income assets. As a result, municipal bonds with shorter maturities generally performed better than bonds with longer maturities during the period under review. The municipal market simultaneously experienced relatively heavy supply in the fourth quarter of 2016. Coupled with sizable outflows in November and December and tax loss harvesting, this led to an unfavorable technical environment that contributed to the negative absolute

4. Source: Moody’s Investors Service, State Debt Medians 2016: Medians—Total Debt Remains Static in 2016, 5/6/16. 5. This does not indicate Moody’s rating of the Fund.

6. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

returns. In January, the market stabilized as investors began to digest the fact that legislation from the new administration–whether it be tax reform, lower regulation, infrastructure spending or any combination of the three–would take a long time to implement. This set the stage for a stable first quarter of 2017 during which the municipal market delivered moderately positive total returns.

Municipal bond funds experienced 13 consecutive months of inflows before significant outflows in November and December of 2016. Fund flows turned positive again in January, reflecting resilient demand for tax-exempt debt. Approximately $173 billion in bonds were issued over the past 6 months; this was offset, however, by the approximately $161 billion in bonds that either matured or were called out of the market, making net supply only slightly positive for the period, at $12 billion.7

The Federal Reserve (Fed) raised its target range for the federal funds rate by 0.25% two times during the reporting period: once in December and again in March. The target range of the federal funds rate currently stands at 0.75%–1.00%. The Fed also increased the discount rate by 0.25% to 1.50% in March. After raising its target range by 0.25% just once in both 2015 and 2016, in March the Fed indicated that it expects three such increases in 2017. In its March press release, the central bank cited expanding economic activity and strong labor markets, while noting that monetary policy will remain accommodative until its desired 2% inflation target is attained.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets.

Manager’s Discussion

Consistent with our strategy, we typically look to construct a portfolio that maintains a dollar-weighted average maturity of three to 10 years. We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. The Fund did not own any securities issued by U.S. territories, such as Puerto Rico, during the period under review.

Thank you for your continued participation in Franklin New York Intermediate-Term Tax-Free Income Fund. We look forward to serving your future investment needs.

Portfolio Composition
3/31/17
% of Total
Investments*
Transportation	20.0%
General Obligation	17.3%
Tax-Supported	15.1%
Subject to Government Appropriations	14.6%
Refunded**	8.9%
Utilities	8.2%
Higher Education	5.7%
Hospital & Health Care	5.4%
Other Revenue	4.5%
Housing	0.3%
*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.

7. Source: Goldman Sachs Securities Division, Bloomberg.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

The foregoing information reflects our analysis, opinions and portfolio holdings as of March 31, 2017, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Performance Summary as of March 31, 2017

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 3/31/17

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 2.25% and the minimum is 0%. Class A: 2.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[1]	Total Return[2]
A
6-Month	-2.29%	-4.45%
1-Year	-0.66%	-2.87%
5-Year	+13.15%	+2.03%
10-Year	+43.97%	+3.48%
Advisor[3]
6-Month	-2.24%	-2.24%
1-Year	-0.56%	-0.56%
5-Year	+13.76%	+2.61%
10-Year	+45.43%	+3.82%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[4]	Distribution Rate[5]	Standardized Yield[6]	Standardized Yield[5]
A	2.55%	5.21%	1.25%	2.55%
Advisor	2.70%	5.52%	1.37%	2.80%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	3/31/17	9/30/16		Change
A (FKNIX)	$11.52	$11.94	-$	0.42
C (FKNCX)	$11.55	$11.98	-$	0.43
Advisor (FNYZX)	$11.55	$11.97	-$	0.42

Distributions (10/1/16–3/31/17)
	Net Investment
Share Class	Income
A	$0.1457
C	$0.1127
Advisor	$0.1513

Total Annual Operating Expenses[7]
Share Class
A	0.65%
Advisor	0.55%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest more than 25% of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. Because the Fund may invest in obligations for which banks and other financial institutions may provide liquidity guarantees or credit enhancements, it may be vulnerable to setbacks in that industry. Liquidity risk exists when the markets for particular securities or types of securities or other investments are or become relatively illiquid so that the Fund is unable, or it becomes more difficult for the Fund, to sell the security at the price at which the Fund has valued the security. Illiquidity may result from political, economic or issuer specifics events; supply/demand imbalance; changes in a specific market’s size or structure, including the number of participants; or overall market disruptions. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
3. Effective 12/1/08, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/08, a restated figure is used based upon the Fund’s Class A performance, excluding the effect of Class A’s maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 12/1/08, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/08 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +44.49% and
+4.52%.
4. Distribution rate is based on an annualization of the respective class’s March dividend and the maximum offering price (NAV for Advisor Class) per share on 3/31/17.
5. Taxable equivalent distribution rate and yield assume the published rates as of 12/19/16 for the maximum combined effective federal and New York state and City personal income tax rate of 51.07%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
6. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 10/1/16	Value 3/31/17	10/1/16–3/31/17[1]	Value 3/31/17	10/1/16–3/31/17[1]	Ratio

A	$1,000	$977.10	$3.15	$1,021.74	$3.23	0.64%
C	$1,000	$974.40	$5.86	$1,019.00	$5.99	1.19%
Advisor	$1,000	$977.60	$2.66	$1,022.24	$2.72	0.54%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 182/365 to reflect the one-half year period.

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FRANKLIN NEW YORK TAX-FREE TRUST

Financial Highlights
Franklin New York Intermediate-Term Tax-Free Income Fund
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.94	$11.75	$11.74	$11.41	$11.96	$11.47
Income from investment operations[a]:
Net investment income[b]	0.15	0.30	0.32	0.33	0.33	0.34
Net realized and unrealized gains (losses)	(0.42)	0.19	0.01	0.33	(0.56)	0.50
Total from investment operations	(0.27)	0.49	0.33	0.66	(0.23)	0.84
Less distributions from net investment income .	(0.15)	(0.30)	(0.32)	(0.33)	(0.32)	(0.35)
Net asset value, end of period	$11.52	$11.94	$11.75	$11.74	$11.41	$11.96

Total return[c]	(2.29)%	4.24%	2.81%	5.88%	(1.99)%	7.39%

Ratios to average net assets[d]
Expenses.	0.64%	0.65%	0.65%	0.66%	0.65%	0.66%
Net investment income	2.57%	2.54%	2.71%	2.87%	2.77%	2.93%

Supplemental data
Net assets, end of period (000’s)	$516,055	$574,905	$535,083	$522,201	$599,752	$619,530
Portfolio turnover rate	4.77%	3.30%	6.32%	8.88%	9.94%	4.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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			FRANKLIN NEW YORK TAX-FREE TRUST
				FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.98	$11.79	$11.78	$11.44	$11.99	$11.50
Income from investment operations[a]:
Net investment income[b]	0.12	0.24	0.25	0.27	0.26	0.28
Net realized and unrealized gains (losses)	(0.44)	0.19	0.01	0.34	(0.56)	0.49
Total from investment operations	(0.32)	0.43	0.26	0.61	(0.30)	0.77
Less distributions from net investment income .	(0.11)	(0.24)	(0.25)	(0.27)	(0.25)	(0.28)
Net asset value, end of period	$11.55	$11.98	$11.79	$11.78	$11.44	$11.99

Total return[c]	(2.56)%	3.57%	2.22%	5.40%	(2.54)%	6.78%

Ratios to average net assets[d]
Expenses.	1.19%	1.20%	1.20%	1.21%	1.20%	1.21%
Net investment income	2.02%	1.99%	2.16%	2.32%	2.22%	2.38%

Supplemental data
Net assets, end of period (000’s)	$171,047	$192,805	$165,045	$153,264	$151,209	$160,622
Portfolio turnover rate	4.77%	3.30%	6.32%	8.88%	9.94%	4.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

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FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL HIGHLIGHTS

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Six Months Ended
	March 31, 2017		Year Ended September 30,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$11.97	$11.78	$11.77	$11.43	$11.99	$11.50
Income from investment operations[a]:
Net investment income[b]	0.16	0.32	0.33	0.34	0.34	0.36
Net realized and unrealized gains (losses)	(0.43)	0.18	0.01	0.34	(0.57)	0.49
Total from investment operations	(0.27)	0.50	0.34	0.68	(0.23)	0.85
Less distributions from net investment income .	(0.15)	(0.31)	(0.33)	(0.34)	(0.33)	(0.36)
Net asset value, end of period	$11.55	$11.97	$11.78	$11.77	$11.43	$11.99

Total return[c]	(2.24)%	4.31%	2.90%	6.07%	(1.97)%	7.48%

Ratios to average net assets[d]
Expenses.	0.54%	0.55%	0.55%	0.56%	0.55%	0.56%
Net investment income	2.67%	2.64%	2.81%	2.97%	2.87%	3.03%

Supplemental data
Net assets, end of period (000’s)	$413,273	$425,166	$365,499	$313,114	$178,788	$170,270
Portfolio turnover rate	4.77%	3.30%	6.32%	8.88%	9.94%	4.90%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cTotal return is not annualized for periods less than one year.
dRatios are annualized for periods less than one year.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

Statement of Investments, March 31, 2017 (unaudited)
Franklin New York Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.3%
New York 99.3%
Albany IDA Civic Facility Revenue, St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.75%, 11/15/22 .	$4,090,000	$4,211,350
Allegany County GO,
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/24	1,135,000	1,355,553
Public Improvement, Refunding, BAM Insured, 5.00%, 9/15/26	1,245,000	1,466,311
Brookhaven GO,
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/27.	3,290,000	3,368,006
Suffolk County, Public Improvement, Series B, 3.00%, 1/15/28.	4,420,000	4,492,709
Erie County IDA School Facility Revenue,
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.00%, 5/01/20	8,345,000	9,015,270
City School District of the City of Buffalo Project, Series A, Pre-Refunded, 5.25%, 5/01/24	16,520,000	17,931,304
Erie County Water Authority Water Revenue, Refunding, 5.00%, 12/01/17	1,935,000	1,987,632
Grand Island CSD,
GO, 4.00%, 12/01/30	3,650,000	4,005,255
GO, Refunding, 4.00%, 12/01/29	3,915,000	4,316,914
Harrison GO,
Westchester County, Public Improvement, Refunding, 3.00%, 12/15/18.	1,020,000	1,054,711
Westchester County, Public Improvement, Refunding, 4.00%, 12/15/20.	1,110,000	1,215,217
Haverstraw-Stony Point CSD,
GO, Refunding, 5.00%, 10/15/25	850,000	1,000,765
GO, Refunding, AGMC Insured, 5.00%, 10/15/31	600,000	698,064
Long Island Power Authority Electric System Revenue,
General, Refunding, Series B, 5.00%, 9/01/26	5,000,000	5,649,850
General, Refunding, Series B, 5.00%, 9/01/31	4,000,000	4,580,680
Monroe County GO,
Public Improvement, Series A, Assured Guaranty, 4.50%, 6/01/20	2,855,000	3,029,697
Public Improvement, Series A, Assured Guaranty, 4.75%, 6/01/23	2,860,000	3,046,300
Monroe County IDA School Facility Revenue,
Rochester Schools Modernization Project, 5.00%, 5/01/26	5,000,000	5,782,400
Rochester Schools Modernization Project, 5.00%, 5/01/29	9,645,000	11,071,592
Rochester Schools Modernization Project, 5.00%, 5/01/29	1,175,000	1,372,600
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/25	5,445,000	6,353,280
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/27	6,220,000	7,249,659
MTA Dedicated Tax Fund Revenue,
Capital Appreciation, Refunding, Series A, zero cpn., 11/15/32	70,000,000	40,724,600
Refunding, Sub Series B-3b, 5.00%, 11/15/30	5,000,000	5,916,550
MTA Revenue,
Transportation, Green Bonds, Refunding, Series A1, 5.00%, 11/15/29	4,440,000	5,189,472
Transportation, Series A, AGMC Insured, 5.50%, 11/15/22	8,765,000	10,457,346
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	10,000,000	12,102,000
Transportation, Series B, NATL Insured, 5.25%, 11/15/20	11,250,000	12,761,325
Transportation, Series E, BAM Insured, 5.00%, 11/15/27	8,900,000	10,353,904
MTA Service Contract Revenue, Refunding, Series A, 5.75%, 7/01/18	1,310,000	1,388,587
Nassau County GO,
General Improvement, Series A, AGMC Insured, 4.25%, 4/01/26	10,540,000	11,281,594
General Improvement, Series C, 4.00%, 10/01/24	6,200,000	6,594,320
Series A, 4.25%, 12/01/23	5,615,000	6,060,157
Series B, 4.25%, 12/01/23	5,925,000	6,394,734
Series C, AGMC Insured, 5.00%, 7/01/17	4,000,000	4,039,480

franklintempleton.com

Semiannual Report 13

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO,
Fiscal 2008, Refunding, Series A, Subseries A-1, 5.00%, 8/01/17	$500,000	$506,770
Fiscal 2008, Series L, Subseries L-1, 5.00%, 4/01/23	10,000,000	10,383,500
Fiscal 2012, Series D, Sub Series D-1, 5.00%, 10/01/24	5,000,000	5,731,200
Fiscal 2014, Refunding, Series K, 5.00%, 8/01/20	8,770,000	9,794,248
Fiscal 2015, Refunding, Series A, 5.00%, 8/01/26	10,000,000	11,750,700
Fiscal 2016, Refunding, Series A, 5.00%, 8/01/26	9,000,000	10,718,010
Refunding, Series E, 5.00%, 8/01/19	1,230,000	1,246,088
Series E, Pre-Refunded, 5.00%, 8/01/19	1,770,000	1,793,736
New York City HDC, MFHR, Series C-1, 5.00%, 11/01/24	2,810,000	2,997,090
New York City Health and Hospitals Corp. Revenue, Health System, Refunding, Series A, 5.00%, 2/15/18 .	8,000,000	8,277,120
New York City IDAR, Capital Appreciation, Yankee Stadium Project, Pilot, Assured Guaranty, zero cpn.,
3/01/21	10,150,000	9,279,130
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2012, Refunding, Series EE, 5.00%, 6/15/28	8,000,000	9,174,000
Second General Resolution, Fiscal 2012, Refunding, Series FF, 5.00%, 6/15/22	6,800,000	7,918,328
Second General Resolution, Fiscal 2014, Refunding, Series DD, 5.00%, 6/15/23	6,000,000	7,093,500
Second General Resolution, Fiscal 2015, Refunding, Series DD, 5.00%, 6/15/29	7,790,000	9,098,330
Second General Resolution, Fiscal 2015, Refunding, Series GG, 5.00%, 6/15/27.	10,000,000	11,997,400
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/18	550,000	551,667
Fiscal 2009, Series S-3, 5.00%, 1/15/22	11,865,000	12,661,972
Fiscal 2009, Series S-4, 5.00%, 1/15/20	1,000,000	1,067,540
Fiscal 2012, Series S-1, Sub Series S-1A, 5.00%, 7/15/26	9,020,000	10,218,938
New York City Transitional Finance Authority Revenue,
Future Tax Secured, New York City Recovery, Fiscal 2003, Subseries 13, 5.00%, 11/01/22	6,800,000	7,968,376
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, 5.00%, 5/01/22	7,635,000	8,256,489
Future Tax Secured, Subordinate, Fiscal 2010, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/22	2,365,000	2,552,426
Future Tax Secured, Subordinate, Fiscal 2011, Refunding, Series E, 4.50%, 11/01/19	10,000,000	10,841,300
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/23	5,000,000	5,710,850
Future Tax Secured, Subordinate, Fiscal 2016, Series A, Subseries A-1, 5.00%, 8/01/28	5,000,000	5,921,400
Future Tax Secured, Subordinate, Fiscal 2016, Series F, Subseries F-3, 5.00%, 2/01/30	10,000,000	11,717,400
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 4.00%, 5/01/30	5,000,000	5,390,350
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/22	85,000	85,258
Future Tax Secured, Subordinate, Refunding, Series B, 5.00%, 11/01/23	3,170,000	3,179,637
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/22.	75,000	75,225
Future Tax Secured, Subordinate, Series B, Pre-Refunded, 5.00%, 11/01/23.	2,000,000	2,006,000
New York City Trust for Cultural Resources Revenue,
Lincoln Center for Performing Arts Inc., Refunding, Series A, 5.00%, 12/01/26	2,500,000	2,964,750
The Museum of Modern Art, Series One-A, ETM, 5.00%, 10/01/17	5,000,000	5,102,250
Whitney Museum of American Art, 5.00%, 7/01/21.	9,760,000	10,978,341
New York Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, Refunding, 5.00%,
11/15/25	2,250,000	2,687,153
New York State Dormitory Authority Revenues,
Master Boces Lease Program, Delaware Chenango Madison Otsego Issue, XLCA Insured,
Pre-Refunded, 5.00%, 8/15/21	5,340,000	5,421,221
Memorial Sloan-Kettering Cancer Center, Series C, NATL Insured, 5.50%, 7/01/23	9,450,000	11,187,855
New York University, Series 1, AMBAC Insured, 5.50%, 7/01/18.	500,000	527,880
Non-State Supported Debt, Bishop Henry B. Hucles Nursing Home Inc., 5.00%, 7/01/24	4,765,000	4,779,057
Non-State Supported Debt, Master Boces Program Lease, Oneida Herkimer Madison, Refunding,
5.00%, 8/15/28	1,100,000	1,303,005

14 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Memorial Sloan-Kettering Cancer Center, Refunding, Series 1, 5.00%,
7/01/23	$1,250,000	$1,429,663
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/19	2,500,000	2,525,150
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/20	3,670,000	3,706,920
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/19	1,500,000	1,619,280
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, Series A,
5.00%, 7/01/21	3,000,000	3,305,640
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.375%, 5/15/21	1,980,000	2,080,683
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.50%, 5/15/22	2,000,000	2,095,580
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.625%, 5/15/23	2,000,000	2,091,360
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series A, 3.75%, 5/15/24	2,000,000	2,089,620
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 1, 4.00%, 1/15/21	13,510,000	14,406,253
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Series 2, Sub Series 2-2, 5.00%, 1/15/21	6,675,000	6,865,905
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/23	7,400,000	8,017,530
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/23	2,000,000	2,020,120
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/21	3,000,000	3,390,030
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/26	1,000,000	1,166,730
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/27	6,000,000	6,999,540
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/19	5,000,000	5,381,250
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/20	11,695,000	12,536,923
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/17	2,825,000	2,852,177
Non-State Supported Debt, NYSARC Inc., Series A, 5.00%, 7/01/19	1,250,000	1,350,838
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 5.00%, 7/01/24	2,750,000	3,149,465
Non-State Supported Debt, Rochester Institute of Technology, Refunding, 4.00%, 7/01/26	4,000,000	4,317,280
Non-State Supported Debt, School Districts, Financing Program, Series A, 5.00%, 10/01/24	7,055,000	8,076,846
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/18	7,495,000	7,936,980
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/19	4,000,000	4,365,440
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	14,280,000	15,962,327
Non-State Supported Debt, School Districts, Financing Program, Series A, AGMC Insured, 5.00%,
10/01/23	6,425,000	7,411,430
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
5.00%, 10/01/24	430,000	468,175
Non-State Supported Debt, School Districts, Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/24	4,570,000	5,007,578

franklintempleton.com

Semiannual Report 15

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, School Districts, Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 7.25%, 10/01/28	$7,615,000	$8,320,225
Non-State Supported Debt, St. John’s University, Series A, NATL Insured, Pre-Refunded, 5.00%,
7/01/24	1,000,000	1,010,060
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/22	1,250,000	1,394,338
Non-State Supported Debt, Upstate Community Colleges, Refunding, Series B, NATL Insured,
5.50%, 7/01/22	10,000,000	11,797,700
Non-State Supported Debt, Wyckoff Heights Medical Center, Refunding, 5.00%, 2/15/21	1,000,000	1,125,590
Secondarily Insured, City University, Consolidated Fifth General Resolution, Refunding, Series B,
BHAC Insured, 5.00%, 7/01/21.	10,160,000	10,653,776
State Supported Debt, City University System, Consolidated Fifth General Resolution, Series A,
NATL Insured, 5.50%, 7/01/22	9,240,000	10,967,048
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/19	440,000	463,852
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/20	280,000	294,944
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/21	440,000	463,421
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/19	5,030,000	5,308,310
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/20	3,220,000	3,398,162
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/21	5,035,000	5,313,587
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/26	8,000,000	9,223,440
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/21	7,000,000	8,112,160
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, NATL
Insured, 5.50%, 5/15/24	7,790,000	9,502,164
New York State Dormitory Authority Sales Tax Revenue,
Refunding, Series A, 5.00%, 3/15/25	12,000,000	14,456,040
Series A, 5.00%, 3/15/32.	7,000,000	8,206,730
Series B, 5.00%, 3/15/29	15,000,000	17,800,950
New York State Dormitory Authority State Personal Income Tax Revenue,
General Purpose, Refunding, Series A, 5.00%, 2/15/25	8,000,000	9,497,520
Refunding, Series A, 5.00%, 2/15/21	7,105,000	7,840,865
Series A, Pre-Refunded, 5.00%, 2/15/21	30,000	33,142
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue, Revolving
Funds, New York City Municipal Water Finance Authority Projects, Second Resolution, Subordinate,
Refunding, Series A, 5.00%, 6/15/22	5,600,000	6,551,384
New York State Environmental Facilities Corp. State Personal Income Tax Revenue,
Series A, 5.00%, 12/15/21	15,000	16,005
Series A, Pre-Refunded, 5.00%, 12/15/21	1,100,000	1,172,765
New York State GO,
Series A, 5.00%, 3/01/26.	5,000,000	5,904,800
Series A, 5.00%, 3/15/26.	5,195,000	6,287,768
Series E, 3.25%, 12/15/26	10,520,000	10,985,931
New York State Local Government Assistance Corp. Revenue,
Refunding, Series E, FGIC Insured, 5.00%, 4/01/21	7,840,000	8,617,022
senior lien, Refunding, Series B-C/D, 5.00%, 4/01/20	5,000,000	5,379,500

16 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Municipal Bond Bank Agency Revenue,
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/20	$5,705,000	$6,282,346
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/21	5,790,000	6,363,905
Series C, Sub Series C1, Assured Guaranty, 5.00%, 2/15/22	4,615,000	5,073,823
New York State Thruway Authority General Revenue,
Refunding, Series K, 5.00%, 1/01/28	10,000,000	11,581,100
Refunding, Series K, 5.00%, 1/01/29	10,000,000	11,543,300
Series I, 5.00%, 1/01/25	5,000,000	5,626,600
New York State Thruway Authority Revenue,
Local Highway and Bridge Service Contract, Refunding, 5.00%, 4/01/20	5,000,000	5,463,250
Second General Highway and Bridge Trust Fund, Series B, Pre-Refunded, 5.00%, 4/01/18	5,000,000	5,102,250
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Series A, 5.00%, 4/01/23.	5,000,000	5,529,750
Series B, 5.00%, 4/01/21	5,000,000	5,376,400
New York State Thruway Authority State Personal Income Tax Revenue,
Transportation, Series A, 5.00%, 3/15/21	10,000,000	10,734,100
Transportation, Series A, 5.00%, 3/15/26	5,000,000	5,653,400
New York State Urban Development Corp. Revenue,
Refunding, Series D, Assured Guaranty, 5.50%, 1/01/19	10,000,000	10,759,200
Service Contract, Refunding, Series A, Sub Series A-2, 5.00%, 1/01/22	7,650,000	8,415,536
Service Contract, Refunding, Series C, 5.00%, 1/01/22.	7,410,000	7,769,237
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1,
Pre-Refunded, 5.00%, 12/15/22	1,500,000	1,601,850
State Personal Income Tax, Economic Development and Housing, Series A, Sub Series A-1,
Pre-Refunded, 5.00%, 12/15/23	2,500,000	2,669,750
State Personal Income Tax, General Purpose, Series E, 5.00%, 3/15/22	5,000,000	5,789,550
Niagara Falls Bridge Commission Toll Revenue, Bridge System, Series A, Assured Guaranty, 4.00%,
10/01/19	8,740,000	9,079,549
Niagara Falls Public Water Authority Water and Sewer System Revenue, Series A, BAM Insured, 5.00%,
7/15/29	7,060,000	8,017,830
Port Authority of New York and New Jersey Revenue,
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/25.	2,655,000	3,160,406
Consolidated, Refunding, One Hundred Eighty-Fourth Series, 5.00%, 9/01/28.	3,250,000	3,834,610
Consolidated, Refunding, One Hundred Ninety-Fourth Series, 5.00%, 10/15/28	9,085,000	10,773,538
Sachem CSD Holbrook GO, Refunding, 4.00%, 10/15/27	3,425,000	3,758,253
Sales Tax Asset Receivable Corp. Revenue, Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%,
10/15/25	5,000,000	6,031,800
Suffolk County EDC Revenue,
Catholic Health Services, Long Island Obligated Group Project, Pre-Refunded, 5.00%, 7/01/28.	1,755,000	2,006,316
Catholic Health Services, Long Island Obligated Group Project, Refunding, 5.00%, 7/01/28	10,245,000	11,105,375
Suffolk County GO,
Refunding, AGMC Insured, 5.00%, 2/01/23	5,045,000	5,839,739
Refunding, Series A, 5.00%, 4/01/19	3,435,000	3,678,129
Refunding, Series A, 5.00%, 4/01/20	2,240,000	2,389,408
Syracuse GO, Public Improvement, Refunding, Series B, Assured Guaranty, 4.00%, 4/15/18	1,050,000	1,082,015
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series A, 5.00%, 11/15/28	8,200,000	9,787,192
General, MTA Bridges and Tunnels, Series B-3, 5.00%, 11/15/34	3,480,000	3,998,938
MTA Bridges and Tunnels, Capital Appreciation, Refunding, Series A, zero cpn., 11/15/31	5,000,000	2,964,400
MTA Bridges and Tunnels, Capital Appreciation, Subordinate, Refunding, Series A, zero cpn.,
11/15/30	14,175,000	8,851,154
MTA Bridges and Tunnels, General, Refunding, Series A, 5.00%, 1/01/27	10,000,000	11,398,200

franklintempleton.com

Semiannual Report 17

FRANKLIN NEW YORK TAX-FREE TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Triborough Bridge and Tunnel Authority Revenues, (continued)
MTA Bridges and Tunnels, General, Refunding, Series B, 5.00%, 11/15/28	$4,000,000	$4,934,120
MTA Bridges and Tunnels, Subordinate, Refunding, Series A, BAM Insured, 5.00%, 11/15/24	10,710,000	12,616,808
Ulster County GO,
Public Improvement, Refunding, 5.00%, 11/15/24.	2,600,000	2,988,908
Public Improvement, Refunding, 5.00%, 11/15/28.	2,995,000	3,434,367
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 6/15/23	1,500,000	1,715,250
Restructuring, Refunding, 5.00%, 12/15/23	1,700,000	1,965,353
Restructuring, Refunding, 5.00%, 6/15/24	1,625,000	1,889,615
Restructuring, Refunding, Series A, 5.00%, 6/15/26	5,000,000	5,974,450
Restructuring, Refunding, Series A, 5.00%, 12/15/26	5,000,000	6,021,150
Yonkers GO, Series A, AGMC Insured, 5.00%, 10/01/24.	1,000,000	1,133,240
Total Municipal Bonds before Short Term Investments (Cost $1,049,748,361)		1,092,926,050

Short Term Investments (Cost $1,600,000) 0.2%
Municipal Bonds 0.2%
New York 0.2%
[a] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put,
0.90%, 12/01/37	1,600,000	1,600,000
Total Investments (Cost $1,051,348,361) 99.5%		1,094,526,050
Other Assets, less Liabilities 0.5%.		5,848,498
Net Assets 100.0%		$1,100,374,548

See Abbreviations on page 28.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

18 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST

Financial Statements

Statement of Assets and Liabilities
March 31, 2017 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,051,348,361
Value - Unaffiliated issuers.	$1,094,526,050
Cash.	4,491,654
Receivables:
Capital shares sold	795,099
Interest	13,491,181
Other assets	1,008
Total assets	1,113,304,992
Liabilities:
Payables:
Investment securities purchased	8,237,460
Capital shares redeemed	3,509,461
Management fees	432,971
Distribution fees	265,134
Transfer agent fees	94,419
Trustees’ fees and expenses	2,437
Distributions to shareholders	328,900
Accrued expenses and other liabilities.	59,662
Total liabilities	12,930,444
Net assets, at value	$1,100,374,548
Net assets consist of:
Paid-in capital	$1,067,392,751
Undistributed net investment income	1,106,068
Net unrealized appreciation (depreciation)	43,177,689
Accumulated net realized gain (loss)	(11,301,960)
Net assets, at value	$1,100,374,548
Class A:
Net assets, at value	$516,054,506
Shares outstanding.	44,812,100
Net asset value per share[a]	$11.52
Maximum offering price per share (net asset value per share ÷ 97.75%)	$11.79
Class C:
Net assets, at value	$171,046,993
Shares outstanding.	14,804,884
Net asset value and maximum offering price per share[a]	$11.55
Advisor Class:
Net assets, at value	$413,273,049
Shares outstanding.	35,790,674
Net asset value and maximum offering price per share	$11.55

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended March 31, 2017 (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

Investment income:
Interest	$18,110,693
Expenses:
Management fees (Note 3a)	2,645,837
Distribution fees: (Note 3c)
Class A	269,204
Class C	585,976
Transfer agent fees: (Note 3e)
Class A	146,167
Class C	48,938
Advisor Class	109,782
Custodian fees	4,950
Reports to shareholders	24,519
Registration and filing fees	18,995
Professional fees	23,089
Trustees’ fees and expenses	25,366
Other	35,754
Total expenses	3,938,577
Net investment income.	14,172,116
Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(3,426,996)
Net change in unrealized appreciation (depreciation) on investments	(39,317,991)
Net realized and unrealized gain (loss)	(42,744,987)
Net increase (decrease) in net assets resulting from operations	$(28,572,871)

20 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
FINANCIAL STATEMENTS

Statements of Changes in Net Assets

Franklin New York Intermediate-Term Tax-Free Income Fund

	Six Months Ended
	March 31, 2017	Year Ended
	(unaudited)	September 30, 2016
Increase (decrease) in net assets:
Operations:
Net investment income	$14,172,116	$28,153,523
Net realized gain (loss)	(3,426,996)	(133,682)
Net change in unrealized appreciation (depreciation)	(39,317,991)	17,474,762
Net increase (decrease) in net assets resulting from operations	(28,572,871)	45,494,603
Distributions to shareholders from:
Class A	(6,816,640)	(14,171,470)
Class C	(1,759,395)	(3,579,018)
Advisor Class	(5,305,103)	(10,398,039)
Total distributions to shareholders	(13,881,138)	(28,148,527)
Capital share transactions: (Note 2)
Class A	(38,436,940)	31,192,555
Class C	(14,881,764)	25,076,128
Advisor Class	3,271,815	53,633,964
Total capital share transactions	(50,046,889)	109,902,647
Net increase (decrease) in net assets	(92,500,898)	127,248,723
Net assets:
Beginning of period	1,192,875,446	1,065,626,723
End of period.	$1,100,374,548	$1,192,875,446
Undistributed net investment income included in net assets:
End of period.	$1,106,068	$815,090

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FRANKLIN NEW YORK TAX-FREE TRUST

Notes to Financial Statements (unaudited)

Franklin New York Intermediate-Term Tax-Free Income Fund

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of one fund, Franklin New York Intermediate-Term Tax-Free Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of March 31, 2017, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in Fund are insured by either a new issue insurance policy, a portfolio insurance policy, or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At March 31, 2017, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	3,286,863	$37,917,071	8,162,389	$97,122,322
Shares issued in reinvestment of distributions	538,971	6,215,417	1,078,873	12,847,441
Shares redeemed	(7,170,099)	(82,569,428)	(6,620,286)	(78,777,208)
Net increase (decrease)	(3,344,265)	$(38,436,940)	2,620,976	$31,192,555

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Semiannual Report 23

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	March 31, 2017		September 30, 2016
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	947,023	$10,980,400	3,721,690	$44,444,704
Shares issued in reinvestment of distributions	123,522	1,428,948	239,954	2,866,582
Shares redeemed	(2,365,718)	(27,291,112)	(1,863,877)	(22,235,158)
Net increase (decrease)	(1,295,173)	$(14,881,764)	2,097,767	$25,076,128
Advisor Class Shares:
Shares sold	6,429,313	$74,278,870	9,588,817	$114,482,690
Shares issued in reinvestment of distributions	374,299	4,327,673	708,104	8,456,946
Shares redeemed	(6,532,707)	(75,334,728)	(5,805,208)	(69,305,672)
Net increase (decrease)	270,905	$3,271,815	4,491,713	$53,633,964

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officer and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended March 31, 2017, the annualized effective investment management fee rate was 0.470% of the Fund’s average daily net assets.

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers.	$21,909
CDSC retained	$5,429

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburse Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended March 31, 2017, the Fund paid transfer agent fees of $304,887, of which $71,361 was retained by Investor Services.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended March 31, 2017, the purchase and sale transactions aggregated $13,700,000 and $19,800,000, respectively.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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Semiannual Report 25

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

4. Income Taxes (continued)

At September 30, 2016, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$1,199,413
2018	1,069,047
Capital loss carryforwards not subject to expiration:
Short term	5,130,470
Long term	476,034
Total capital loss carryforwards	$7,874,964

At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$1,051,112,469

Unrealized appreciation	$47,282,774
Unrealized depreciation	(3,869,193)
Net unrealized appreciation (depreciation)	$43,413,581

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatment of bond discounts.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended March 31, 2017, aggregated $53,359,542 and $91,856,801, respectively.

6. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 9, 2018. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended March 31, 2017, the Fund did not use the Global Credit Facility.

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FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2017, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. New Accounting Pronouncements

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

10. Investment Company Reporting Modernization

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Fund’s financial statements and related disclosures.

11. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Semiannual Report 27

FRANKLIN NEW YORK TAX-FREE TRUST
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Franklin New York Intermediate-Term Tax-Free Income Fund (continued)

 Abbreviations

Selected Portfolio

AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Mutual Assurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CSD	Central School District
EDC	Economic Development Corp.
ETM	Escrow to Maturity
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
HDC	Housing Development Corp.
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
XLCA	XL Capital Assurance

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FRANKLIN NEW YORK TAX-FREE TRUST
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND

Shareholder Information

Board Approval of Investment Management Agreements

FRANKLIN NEW YORK TAX-FREE TRUST

Franklin New York Intermediate-Term Tax-Free Income Fund

(Fund)

At an in-person meeting held on February 28, 2017 (Meeting), the Board of Trustees (Board) of Franklin New York Tax-Free Trust, including a majority of the trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (Independent Trustees), reviewed and approved the continuance of the investment management agreement between Franklin Advisers, Inc. (Manager) and the Fund (Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of the Management Agreement.

In considering the continuation of the Management Agreement, the Board reviewed and considered information provided by the Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to the Manager by Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process. In addition, prior to the Meeting, the Independent Trustees held a telephonic contract renewal meeting at which the Independent Trustees conferred amongst themselves and Independent Trustee counsel about contract renewal matters. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of the Management Agreement, including, but not limited to: (i) the nature, extent, and quality of the services provided by the Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by the Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.

In approving the continuance of the Management Agreement, the Board, including a majority of the Independent Trustees, determined that the existing management fees are fair and reasonable and that the continuance of such Management Agreement is in the interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.

Nature, Extent and Quality of Services

The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by the Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of the Manager; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses, shareholder services, marketing support payments made to financial intermediaries and third party servicing arrangements; legal and compliance matters; risk controls; pricing and other services provided by the Manager and its affiliates; and management fees charged by the Manager and its affiliates to U.S. funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board noted management’s continual efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity, derivatives and liquidity risk management.

The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the Franklin Templeton family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Manager’s parent, and its commitment to the mutual fund business as evidenced by its continued introduction of new funds, reassessment of the fund offerings in response to the market environment and project initiatives and capital investments relating to the services provided to the Fund by the Franklin Templeton Investments (FTI) organization.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

Fund Performance

The Board reviewed and considered the performance results of the Fund over various time periods ended December 31, 2016. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company

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Semiannual Report 29

FRANKLIN NEW YORK TAX-FREE TRUST
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
SHAREHOLDER INFORMATION

data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the Fund’s performance results is below.

The Performance Universe for the Fund included the Fund and all retail and institutional New York intermediate municipal debt funds. The Board noted that the Fund’s annualized income return and annualized total return for the one-, three-, five- and 10-year periods were above the medians of its Performance Universe. The Board concluded that the Fund’s performance was satisfactory.

Comparative Fees and Expenses

The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule 12b-1 service fees; and other non-management fees. The Board also noted that at its February meeting each year, it receives an annual report on all marketing support payments made by FTI to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the Fund in comparison to the median ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure as the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from the fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A shares for funds with multiple classes of shares. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.

The Expense Group for the Fund included the Fund and seven other New York intermediate municipal debt funds. The Board noted that the Management Rate and actual total expense ratio for the Fund were below the medians of its Expense Group. The Board concluded that the Management Rate charged to the Fund is fair and reasonable.

Profitability

The Board reviewed and considered information regarding the profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of FTI’s U.S. fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2016, being the most recent fiscal year-end for FRI. The Board noted that although management continually makes refinements to its methodologies used in calculating profitability in response to organizational and product related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. Additionally, the Fund’s independent registered public accounting firm has been engaged by the Manager to periodically review the reasonableness of the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.

The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent SEC and other regulatory requirements.

The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties. Based upon its consideration of all these factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, quality and extent of services provided to the Fund.

30 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE TRUST
FRANKLIN NEW YORK INTERMEDIATE-TERM TAX-FREE INCOME FUND
SHAREHOLDER INFORMATION

Economies of Scale

The Board reviewed and considered the extent to which the Manager may realize economies of scale, if any, as the Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with a Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered the Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the Manager incurs across the Franklin Templeton family of funds as a whole. The Board concluded that to the extent economies of scale may be realized by the Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.

Conclusion

Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of the Management Agreement for an additional one-year period.

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Consolidated Statement of Investments

The Trust, on behalf of the Fund, files a complete consolidated statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.             N/A

Item 5. Audit Committee of Listed Registrants.              N/A

Item 6. Schedule of Investments.                            N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.                     N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                                     N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.              N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE TRUST

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

       Finance and Administration

Date  May 25, 2017

By /s/ Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

       Chief Accounting Officer

Date  May 25, 2017